FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities Held at Amortised Cost - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Asset-backed securities:
Asset-backed securities	£ 27,401	£ 24,330
Corporate and other debt securities	12,935	11,051
Debt securities	5,405	5,544
Loans and receivables, category
Asset-backed securities:
Asset-backed securities	3,659	3,883
Corporate and other debt securities	1,749	1,664
Debt securities	5,405	5,544
Investment grade | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	3,639	3,883
Corporate and other debt securities	1,721	1,650
Other | Sub-investment grade
Asset-backed securities:
Debt securities	8	0
Other | Not rated
Asset-backed securities:
Debt securities	40	14
Other | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	20	0
Corporate and other debt securities	28	14
Mortgage-backed securities | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	2,046	3,007
Mortgage-backed securities | Investment grade | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	2,046	3,007
Mortgage-backed securities | Other | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	0	0
Other asset-backed securities | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	1,613	876
Other asset-backed securities | Investment grade | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	1,593	876
Other asset-backed securities | Other | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	20	0
Corporate and other debt securities | Loans and receivables, category
Asset-backed securities:
Gross exposure	5,408	5,547
Allowance for impairment losses	(3)	(3)
Corporate and other debt securities | Investment grade | Loans and receivables, category
Asset-backed securities:
Gross exposure	5,360	5,533
Corporate and other debt securities | Other | Loans and receivables, category
Asset-backed securities:
Gross exposure	£ 48	£ 14